Prepayments and Other Assets, Net - Schedule of Security Deposits with Real Estate Developers, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Security Deposits with Real Estate Developers, Net [Abstract]
Security deposits with real estate developers	¥ 50,465	¥ 53,940
Less: allowance for credit losses	(32,664)	(32,035)
Security deposits with real estate developers, net	¥ 17,801	¥ 21,905